Unaudited Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) income	$ (916,109)	$ 121,662
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	145,775	118,779
Accrued interest income from loans, net	(104,790)	(193,762)
Net investment gain	(66,820)	(228,104)
Provision for expected credit losses of receivables and advances to suppliers	482,621	7,925
Provision for obsolete inventories	3,832
Deferred income tax	(100,882)	169,778
Changes in operating assets and liabilities:
Short-term investments - trading securities	2,426,716	27,750
Accounts receivable	1,044,167	756,799
Advance to suppliers	(2,272,803)	(18,246)
Inventories	12,483	21,859
Prepaid expenses and other current assets	266,117	47,525
Accounts payable	(50,983)	80,817
Advance from customers	291,466	(2,899)
Deferred revenue	(16,056)	(98,668)
Tax payable	5,781	1,737
Due to related parties	16,546
Accrued expenses and other current liabilities	(13,461)	(58,829)
Net cash provided by operating activities	1,153,600	754,123
Cash flows from investing activities:
Payment for software development		(333,005)
Loans to third parties	(413,645)	(2,618,726)
Loans repayment by third-parties	137,882	2,443,523
Purchases of property and equipment		(9,865)
Purchases of held-to-maturity investments	(1,650,000)	(9,500,000)
Redemption of held-to-maturity investments	700,000
Deposit for acquisition		(1,010,041)
Refund of deposit for acquisition	1,000,000
Net cash used in investing activities	(225,763)	(11,028,114)
Cash flows from financing activities:
Proceeds from private placement		8,200,000
Net cash provided by financing activities		8,200,000
Effect of exchange rate changes on cash	33,690	(21,488)
Net increase (decrease) in cash	961,527	(2,095,479)
Cash at the beginning of period	7,236,798	9,311,537
Cash at the end of period	8,198,325	7,216,058
Supplemental disclosures of cash flow information:
Cash paid for income taxes		79,149
Cash paid for interest		$ 50,912